Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 582,996	$ 484,008	$ 468,165	$ 502,270	$ 344,499	$ 331,643	$ 321,194	$ 296,999	$ 258,878	$ 271,679	$ 250,000
Class J
Account Value [Line Items]
Line Graph and Table Measure Name	Class J
Account Value	$ 22,821	18,995	18,420	19,801	13,621	13,133	12,764	11,820	10,321	10,849	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 1,535,658	1,274,783	1,233,561	1,322,579	907,589
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 407,884	366,367	347,643	357,450	270,250
Class J
Account Value [Line Items]
Line Graph and Table Measure Name	Class J
Account Value	$ 16,170	14,556	13,832	14,263	10,810
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 1,633,778	1,467,272	1,391,045	1,430,005	1,081,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 782,385	613,236	601,008	623,995	433,596	389,003	379,529	329,849	280,266	279,642	250,000
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Account Value	$ 617,819	501,844	525,566	563,757	375,124	365,525	359,799	319,351	275,631	281,165	250,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 31,295	24,529	24,040	24,960	17,344	15,560	15,181	13,194	11,211	11,186	10,000
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Account Value	$ 24,713	20,074	21,023	22,550	15,005	$ 14,621	$ 14,392	$ 12,774	$ 11,025	$ 11,247	$ 10,000
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Account Value	$ 1,670,657	1,309,466	1,283,354	1,332,440	925,874
Russell Midcap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Account Value	$ 1,447,296	1,175,615	1,231,186	1,320,651	878,761
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 450,136	364,316	361,243	387,526	273,203
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 18,005	14,573	14,450	15,501	10,928
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 1,800,542	$ 1,457,262	$ 1,444,973	$ 1,550,105	$ 1,092,813